Business Combinations (2010 Acquisitions - Pro Forma Information, Unaudited) (Details) (Ku6 Holding [Member], USD $)	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Net revenues	$ 16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	$ (56,033,640)
ADS [Member]
Business Acquisition [Line Items]
Loss per ADS- basic and diluted:	$ (1.81)